SCHEDULE OF SHORT TERM AND LONG TERM TRADE RCEIVABLES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Customers	$ 4,272	$ 2,039
Expected credit losses	(17)	(15)
Trade receivables, net	$ 4,255	$ 2,024